Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Details) - Schedule of condensed consolidated balance sheets (unaudited) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021
As Previously Reported [Member]
Current Assets
Cash and cash equivalents		$ 4,268
Digital assets		2,334
Accounts receivable, net		663
Prepaid expenses and other current assets	$ 1,402	1,334
Total Current Assets		8,599
Mining equipment, net	4,077	12,368
Intangible assets, net	2,553	2,696
Goodwill	1,634	1,634
Investment in Style Hunter		500
Investment in Up North Hosting, LLC		664
Other assets	103	36
Total Assets	25,282	26,497
Accounts payable		5,979
Accrued liabilities		1,313
Convertible Debt, net		11,208
Conversion Feature on convertible debt
Deferred revenue	932	691
Total Current Liabilities	29,526	19,191
Commitments and Contingencies – Note 13
Common stock, par value $0.00001 per share, 499,560,659 shares authorized; 144,613,591 shares issued as of September 30, 2021, and 66,431,920 shares issued as of December 31, 2020, 144,538,212 shares outstanding as of September 30, 2021, and 66,431,920 shares outstanding as of December 31, 2020, respectively	1	1
Treasury stock, at cost, 75,379 shares as of September 30, 2021, and 0 shares as of December 31, 2020, respectively
Subscription receivable
Additional paid-in-capital		35,435
Accumulated Deficit	(49,265)	(28,130)
Total Stockholders’ Equity	(13,108)	7,306
Total Liabilities and Stockholders’ Equity	25,282	26,497
Adjustments [Member]
Current Assets
Cash and cash equivalents
Digital assets
Accounts receivable, net
Prepaid expenses and other current assets
Total Current Assets
Mining equipment, net
Intangible assets, net
Goodwill
Investment in Style Hunter
Investment in Up North Hosting, LLC
Other assets
Total Assets
Accounts payable
Accrued liabilities
Convertible Debt, net		(1,653)
Conversion Feature on convertible debt		2,891
Deferred revenue
Total Current Liabilities		1,238
Commitments and Contingencies – Note 13
Common stock, par value $0.00001 per share, 499,560,659 shares authorized; 144,613,591 shares issued as of September 30, 2021, and 66,431,920 shares issued as of December 31, 2020, 144,538,212 shares outstanding as of September 30, 2021, and 66,431,920 shares outstanding as of December 31, 2020, respectively
Treasury stock, at cost, 75,379 shares as of September 30, 2021, and 0 shares as of December 31, 2020, respectively
Subscription receivable
Additional paid-in-capital
Accumulated Deficit		(1,238)
Total Stockholders’ Equity		(1,238)
Total Liabilities and Stockholders’ Equity
As Restated [Member]
Current Assets
Cash and cash equivalents		4,268
Digital assets		2,334
Accounts receivable, net		663
Prepaid expenses and other current assets		1,334
Total Current Assets		8,599
Mining equipment, net		12,368
Intangible assets, net		2,696
Goodwill		1,634
Investment in Style Hunter		500
Investment in Up North Hosting, LLC		664
Other assets		36
Total Assets		26,497
Accounts payable		5,979
Accrued liabilities		1,313
Convertible Debt, net		9,555
Conversion Feature on convertible debt		2,891
Deferred revenue		691
Total Current Liabilities	$ 37,881	20,429
Commitments and Contingencies – Note 13
Common stock, par value $0.00001 per share, 499,560,659 shares authorized; 144,613,591 shares issued as of September 30, 2021, and 66,431,920 shares issued as of December 31, 2020, 144,538,212 shares outstanding as of September 30, 2021, and 66,431,920 shares outstanding as of December 31, 2020, respectively		1
Treasury stock, at cost, 75,379 shares as of September 30, 2021, and 0 shares as of December 31, 2020, respectively
Subscription receivable
Additional paid-in-capital		35,435
Accumulated Deficit		(29,368)
Total Stockholders’ Equity		6,068
Total Liabilities and Stockholders’ Equity		$ 26,497